SHARE-BASED COMPENSATION - Incentive plans (Details) ¥ in Thousands								12 Months Ended
	Jun. 11, 2019	Jun. 07, 2019 $ / shares shares	Aug. 29, 2017 $ / shares	Aug. 29, 2017 CNY (¥) employee shares	Aug. 28, 2017 $ / shares	Jun. 04, 2015	Aug. 04, 2010	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | ¥								¥ 8,234	¥ 6,808		¥ 6,283
Ratio applied for equity awards due to separation	1
Fang | 2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
Expiration period							10 years
Fang | 2010 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable as a percent of fully diluted ordinary shares							10.00%
Fang | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Expiration period						10 years
Number of employees affected by modification | employee				20
Incremental share-based compensation | ¥				¥ 5,548
Allocated Share-based Compensation Expense | ¥				¥ 6,090
Fang | 2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable as a percent of fully diluted ordinary shares						1.50%
Fang | 2015 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Restricted shares granted				37,504
Number of employees receiving grant award | employee				12
Fang | 2015 Plan | Restricted Stock | First year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Restricted Stock | Second year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Restricted Stock | Third year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Restricted Stock | Fourth year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Replacement Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted				80,980
Fang | 2015 Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years									4 years
Expiration period		10 years									10 years
Options granted		268,500									8,940
Weighted-average exercise price at grant date | $ / shares		$ 5.85								$ 18.10
Number of previously issued options replaced				112,040
Fang | 2015 Plan | Replacement Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Options granted				31,060
Exercise price - lower limit | $ / shares					$ 27.20
Exercise price - upper limit | $ / shares					$ 30.00
Weighted-average exercise price at grant date | $ / shares			$ 18.10
Fang | 2015 Plan | Replacement Employee Stock Option | First year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Replacement Employee Stock Option | Second year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Replacement Employee Stock Option | Third year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Fang | 2015 Plan | Replacement Employee Stock Option | Fourth year of service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%